Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001939965
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41606
Entity Registrant Name	Brera Holdings PLC
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Address, Country	IE
Title of 12(b) Security	Class B Ordinary Shares, $0.005 nominal value per share
Trading Symbol	BREA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F (the “Amendment”) is being filed to amend and supplement the Annual Report on Form 20-F for the fiscal year ended December 31, 2024, originally filed with the Securities and Exchange Commission (the “SEC”) on May 15, 2025 (the “Original Filing”). The purpose of this Amendment is to amend the following sections of the Original Filing: (i) Part I – Item 5. Operating and Financial Review and Prospects; (ii) Part I – Item 11. Quantitative and Qualitative Disclosure About Market Risk; and (iii) Part III – Item 18. Financial Statements.The final version of the Original Filing was not provided to the Company’s independent registered public accounting firm (the “Auditor”) prior to filing. In addition, the Company did not receive authorization from the Auditor to include the audit report in the Original Filing. As a result, the version of the audit report included in the Original Filing was not final and did not include the additional language included under “Explanatory Paragraph” regarding segment reporting in Note 21 for the years ended December 31, 2023 and 2022 that is contained in the Auditor’s audit report included in this Amendment. Prior to filing the Original Filing, the Auditor had reviewed and approved several prior drafts of the Original Filing, including the audited financial statements, and the financial statements included in the Original Filing are consistent with such prior drafts in all material respects.As a result of this oversight, the Company has also identified certain immaterial changes in the sections named above that will be made to the Original Filing. These changes relate to the addition of certain disclosures and revisions to numbers to reflect adjustments to number footings.The Company has discussed this matter with the Auditor and is committed to maintaining robust disclosure controls and procedures and is taking steps to ensure that all future filings are provided to the Auditor in final form prior to submission to the SEC.The Company does not believe that this procedural oversight or the immaterial changes, including those to the audit report, have any impact on the accuracy or reliability of its financial statements or other disclosures contained in the Original Filing.This Amendment does not reflect events occurring after the filing of the Original Filing and does not modify or update the disclosure therein in any way except as described above. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Auditor Firm ID	6906
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Brera Holdings PLC (the “Company”), as of December 31, 2024, the related consolidated statements of profit or loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2024, and related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board. The December 31, 2023 and 2022 financial statements were audited by another auditor.

Auditor Name	Reliant CPA PC
Auditor Location	Newport Beach, CA
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Address, Country	IE
Contact Personnel Name	Pierre Galoppi
City Area Code	+353
Local Phone Number	1 237 3700
Contact Personnel Email Address	info@breraholdings.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,258,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,825,000